EMPLOYEE BENEFIT PLANS (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009	Dec. 31, 2008
Defined Benefits For Employees Children [Abstract]
Service cost			€ 14,010,000		€ 17,546,000		€ 15,918,000
Interest cost			19,434,000		22,519,000		21,695,000
Expected return on plan assets			(4,749,000)		(2,968,000)		(2,281,000)
Amortization of actuarial losses			13,838,000		14,883,000		17,816,000
Amortization of prior year cost			137,000		294,000		1,769,000
Costs of additional benefits			7,412,000		9,821,000		29,466,000
Net periodic pension cost			50,082,000		62,095,000		84,383,000
Defined Benefit Plans Weighted Average Assumptions For Net Periodic Pension Cost [Abstract]
Discount rate		5.30%	530000.00%	5.20759%	520000.00%	5.40%	540000.00%
Expected return on plan assets		5.50%	550000.00%	6.43119%	640000.00%	6.10%	610000.00%
Rate of compensation increase		3.50%	350000.00%	5.10384%	510000.00%	5.30%	530000.00%
Change in pension benefit obligation ("PBO"):
PBO, beginning of year	301,106,000	402,143,000	402,143,000	472,896,000	472,896,000	482,069,000	482,069,000
Service cost			14,010,000		17,546,000		15,918,000
Interest cost			19,434,000		22,519,000		21,695,000
Employee contributions			5,065,000		6,353,000		6,752,000
Actuarial loss/(gain)			(37,680,000)		(30,682,000)		14,016,000
Adjustment for disposal and other			(3,137,000)		1,291,000		(1,566,000)
Benefits paid from the Fund			(85,684,000)		(68,744,000)		(56,795,000)
Benefits paid directly by the Group			(18,694,000)		(25,552,000)		(25,610,000)
Settlements/Terminations/Curtailments			5,649,000		6,418,000		15,085,000
Prior service cost arising over last period					98,000		1,332,000
PBO, end of year		301,106,000	301,106,000	402,143,000	402,143,000	472,896,000	472,896,000
Change in plan assets:
Fair value, beginning of year	76,363,000	102,210,000	102,210,000	68,968,000	68,968,000	68,001,000	68,001,000
Actual return on assets			(18,132,000)		(31,839,000)		19,517,000
Employer contributions			72,904,000		127,472,000		38,713,000
Employee contributions			5,065,000		6,353,000		6,752,000
Expenses			0		0		(7,220,000)
Benefits paid			(85,684,000)		(68,744,000)		(56,795,000)
Fair value, end of year		76,363,000	76,363,000	102,210,000	102,210,000	68,968,000	68,968,000
Defined Benefit Plans Recognized Amounts [Abstract]
Funded status, end of year		(224,743,000)	(224,743,000)	(299,933,000)	(299,933,000)	(403,928,000)	(403,928,000)
Defined Benefit Plans Weighted Average Assumptions For Benefit Obligation [Abstract]
Discount rate		500.00%	500.00%	530.00%	530.00%	520.00%	520.00%
Rate of compensation increase		250.00%	250.00%	340.00%	340.00%	510.00%	510.00%
Pension increase		0.00%	0.00%	250.00%	250.00%	250.00%	250.00%
Defined Benefit Plans For Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets [Abstract]
Projected benefit obligation		301,106,000	301,106,000	402,143,000	402,143,000	472,896,000	472,896,000
Accumulated benefit obligation		414,685,000	414,685,000	328,602,000	328,602,000	369,281,000	369,281,000
Fair value of plan assets		76,363,000	76,363,000	102,210,000	102,210,000	68,968,000	68,968,000
Defined Benefit Plans Accumulated Other Comprehensive Income [Abstract]
Net actuarial losses	11,500,000		139,368,000		170,532,000		184,321,000
Prior Service cost	100,000		1,441,000		1,756,000		2,340,000
Derfined Benefit Plan Other Changes In Plan Assets And Benefits Obligations Recognized In Other Comprehensive Income Loss [Abstract]
Net Loss / (Gain)			(14,799,000)		4,125,000		(3,220,000)
Prior Service Cost / (Credit)					98,000		2,223,000
Amortization of (Losses) / Gains			(15,504,000)		(18,340,000)		(27,574,000)
Amortization of Prior Service Cost			(137,000)		(396,000)		(1,769,000)
Total recognized on Other comprehensive income / (loss)			(30,440,000)		(14,513,000)		(30,340,000)
Amount
Equity securities		7,735,000	7,735,000	28,885,000	28,885,000
Other		68,628,000	68,628,000	73,325,000	73,325,000
Total		76,363,000	76,363,000	102,210,000	102,210,000	68,968,000	68,968,000
Proportion
Equity securities		10.00%	10.00%	28.00%	28.00%
Equity securities min	10.00%
Equity securities max	80.00%
Other		90.00%	90.00%	72.00%	72.00%
Other min	20.00%
Other max	90.00%
Total		100.00%	100.00%	100.00%	100.00%
Defined Benefit Plan Projected Payments [Abstract]
2011		35,625,000	35,625,000
2012		14,495,000	14,495,000
2013		18,063,000	18,063,000
2014		16,693,000	16,693,000
2015		19,354,000	19,354,000
2016-2020		173,683,000	173,683,000
Defined Contribution Plans Nbg Pension Plan [Abstract]
Bank's contribution into IKA-ETAM per year for 15 years			25,500,000
Defined Contribution Health Plans [Abstract]
Total contributions to social security funds, state run plans and defined contribution plans			353,100,000		371,300,000
Voluntary Retirement Schemes [Abstract]
Total expense recognized under Voluntary Retirement Schemes		3,400,000	3,400,000	5,300,000	5,300,000	24,600,000	24,600,000	16,800,000
Total expense recognized under Voluntary Retirement Schemes for Vojvodjanska		2,900,000	2,900,000			1,400,000	1,400,000
Expected Employer Contribution [Abstract]
Group total expected contributions, which will be repaid by the plan in the future			20,300,000
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year Abstract
The estimated amounts to be amortized from accumulated OCI into net periodic benefit cost of prior service cost.	100,000		1,441,000		1,756,000		2,340,000
The estimated amounts to be amortized from accumulated OCI into net periodic benefit cost of net actuarial loss.	11,500,000		139,368,000		170,532,000		184,321,000
Defined Benefit Plan Disclosure [Abstract]
Expected Group contributions to funded plans	15,800,000
Expected Group contributions to retirement indemnities	€ 14,900,000